Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	PETROQUEST ENERGY INC
Entity Central Index Key	0000872248
Document Type	S-4
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer